OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	$ 13,207	$ 12,703	[1]	$ 25,736	$ 25,704	[1]
Segment loss	(1,752)	(5,624)	[1]	(5,368)	(14,484)	[1]
Income (loss) before tax	(3,866)	(4,708)	[1]	(4,747)	(12,015)	[1]
Depreciation, amortization and impairment	778	847		1,587	1,316
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	13,207	12,703		25,736	25,704
Segment loss	(434)	(4,503)		(2,609)	(12,152)
Depreciation, amortization and impairment	778	846		1,587	1,315
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(1,318)	(1,121)		(2,759)	(2,332)
Israel [Member]
Disclosure of geographical areas [line items]
Segment loss	(224)	(3,522)		(1,842)	(10,143)
Income (loss) before tax	(2,123)	(5,620)		(4,200)	(13,342)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	11,672	11,803		23,109	24,206
Segment loss	(224)	(3,522)		(1,842)	(10,143)
Depreciation, amortization and impairment	729	825		1,509	1,232
Israel [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	0	0		0	(0)
Germany [Member]
Disclosure of geographical areas [line items]
Segment loss	(210)	(981)		(767)	(2,009)
Income (loss) before tax	(374)	(1,109)		(1,096)	(2,266)
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	1,535	900		2,627	1,498
Segment loss	(210)	(981)		(767)	(2,009)
Depreciation, amortization and impairment	49	21		78	83
Germany [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	0	0		0	0
Adjustments [Member]
Disclosure of geographical areas [line items]
Segment loss	(1,318)	(1,121)		(2,759)	(2,332)
Income (loss) before tax	(1,369)	2,021		549	3,593
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues	0	0		0	0
Segment loss	0	0		0	0
Depreciation, amortization and impairment	0	0		0	0
Adjustments [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (1,318)	$ (1,121)		$ (2,759)	$ (2,332)

[1]	Reclassified in respect of discontinued operations – see Note 9.